Melissa K. Caen Assistant Secretary	30 Ivan Allen Jr. Blvd Atlanta, GA 30308 404.506.5000

August 24, 2012

Securities and Exchange Commission
Washington, D.C.  20549

RE:      Mississippi Power Company
Registration Statement on Form S-3

Ladies and Gentlemen:

We transmit herewith for filing with the Commission on behalf of Mississippi Power Company (the “Company”), pursuant to the provisions of the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement on Form S-3 relating to the issue of securities as described therein.

The Company hereby advises, pursuant to Rule 461 under the Securities Act, that an oral request for acceleration of the effective date of the Registration Statement may be made and the Company is aware of its obligations under the Securities Act.

Please address any questions or comments regarding the Registration Statement to the undersigned at Southern Company Services, Inc., Atlanta, Georgia (404-506-0684).

Yours very truly,

/s/Melissa K. Caen

Melissa K. Caen
Assistant Secretary